Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000267034 | FR_14318FAL8
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000267034 | FR_29003YAJ0
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267034 | FR_00121RAA2
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267034 | FR_04018AAY5
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000267034 | FR_55820FAL2
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000267034 | FR_67110NBB0
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267034 | FR_26254KAC7
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267034 | FR_559918AA5
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267034 | FR_03166KAA7
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267034 | FR_97718DAA8
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000267034 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000267034 | AssetNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C000264028 | FR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264028 | FR_01F052649
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264028 | FR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264028 | FR_01F030645
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264028 | FR_3136G5FU9
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264028 | FR_3132DWDJ9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264028 | FR_01F020646
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264028 | FR_31418EJ50
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264028 | FR_31418ED64
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264028 | FR_31427QBY7
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264028 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000264028 | AssetNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264028 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	37.80%
C000264028 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000264028 | AssetNon-Agency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000264028 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000264028 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000264028 | AssetAgency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000264028 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264028 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000267033 | FR_55820FAL2
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000267033 | FR_01F050643
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000267033 | FR_01F032641
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000267033 | FR_01F030645
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267033 | FR_361728AA6
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000267033 | FR_79582CAA1
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000267033 | FR_40446AAA3
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000267033 | FR_281916AE6
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000267033 | FR_01F040644
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000267033 | FR_034952AC5
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000267033 | AssetNon-Agency Collateralized Loan Obligations Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000267033 | AssetAgency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000267033 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000267033 | AssetNon-Agency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000267033 | AssetNon-Agency Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000267033 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000267033 | AssetAgency Collateralized Mortgage Obligation Securities
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000267033 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000267032 | FR_92343VGJ7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000267032 | FR_11135FCW9
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000267032 | FR_46647PEW2
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000267032 | FR_05523RAJ6
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000267032 | FR_06051GKA6
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000267032 | FR_404280FM6
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000267032 | FR_05635JAB6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267032 | FR_87264ACB9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000267032 | FR_61747YGC3
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000267032 | FR_95000U2U6
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000267032 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	89.40%
C000267032 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000264029 | FR_67066G104
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000264029 | FR_037833100
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000264029 | FR_11135F101
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000264029 | FR_594918104
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264029 | FR_02079K107
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000264029 | FR_023135106
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264029 | FR_30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000264029 | FR_532457108
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264029 | FR_88160R101
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264029 | FR_36828A101
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264029 | Semiconductors
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000264029 | Technology Hardware, Storage & Peripherals
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264029 | Systems Software
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000264029 | Application Software
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264029 | Communications Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264029 | Semiconductor Materials & Equipment
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264029 | Industry Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000264029 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	46.20%
C000264029 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000264029 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000264029 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000264029 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000264029 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264029 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264029 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264029 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264029 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000264029 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000264030 | FR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264030 | FR_710306903
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264030 | FR_ACI38LVK6
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264030 | FR_614469005
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264030 | FR_BP6MXD906
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264030 | FR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264030 | FR_642910004
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264030 | FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264030 | FR_659678007
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264030 | FR_584235907
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264030 | Country Other Line
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000264030 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000264030 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264030 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000264030 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000264030 | Financials
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000264030 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.80%
C000264030 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264030 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000264030 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000264030 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264030 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264030 | Japan
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000264030 | United States
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000264030 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000264030 | Germany
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264030 | Australia
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000264030 | France
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000264030 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264030 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000264030 | Italy
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264030 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264031 | FR_91913Y100
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264031 | FR_718546104
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264031 | FR_56585A102
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264031 | FR_43300A203
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264031 | FR_171779309
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264031 | FR_020002101
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264031 | FR_49338L103
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264031 | FR_285512109
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264031 | FR_22052L104
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264031 | FR_12504L109
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264031 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264031 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000264031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000264031 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000264031 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000264031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000264031 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264031 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264031 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000264031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000264031 | Other
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000264031 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000264031 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000264032 | FR_G3323L100
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264032 | FR_65290E101
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264032 | FR_859241101
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000264032 | FR_529043408
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000264032 | FR_007973100
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000264032 | FR_29358P101
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000264032 | FR_267475101
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000264032 | FR_422704106
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000264032 | FR_16115Q308
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000264032 | FR_192108504
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000264032 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264032 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000264032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264032 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264032 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000264032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000264032 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000264032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000264032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000264032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264032 | Other
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264032 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000264032 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000252454 | FR_278768AC0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | FR_1248EPBX0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | FR_62482BAB8
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | FR_737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | FR_893647BU0
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000252454 | FR_638962AA8
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | FR_01883LAE3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | FR_88632QAE3
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | FR_682691AH3
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252454 | Asset Other Line
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000252454 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.60%
C000252455 | FR_25470MAG4
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000252455 | FR_922966AF3
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252455 | FR_65342QAM4
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000252455 | FR_893647BY2
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | FR_92332YAD3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | FR_46150DAA0
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | FR_1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | FR_97382BAB5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | FR_00202DAA5
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000252455 | FR_00404AAQ2
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000252455 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	97.70%
C000252455 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%

[1]	Percentage rounds to less than 0.1% or (0.1)%.